Schedule of Investments (unaudited)
January 31, 2025
iShares® iBonds® Dec 2030 Term Muni Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Debt Obligations
Alabama — 1.6%
Alabama Highway Finance Corp. RB, 5.00%, 08/01/33	$190	$206,432
Alabama Public School and College Authority RB, Series A, 5.00%, 11/01/32	300	331,781
		538,213
Alaska — 0.2%
Municipality of Anchorage AK GO, 5.00%, 09/01/30	50	55,322
State of Alaska GO, 5.00%, 08/01/30	25	27,627
		82,949
Arizona — 1.2%
Arizona Board of Regents RB, 5.00%, 07/01/30	15	16,602
City of Phoenix Civic Improvement Corp. RB, 5.00%, 07/01/30	160	177,013
Maricopa County Union High School District No. 210-Phoenix GO, 5.00%, 07/01/30	25	27,658
Salt River Project Agricultural Improvement & Power District RB, 5.00%, 01/01/30	155	164,272
		385,545
Arkansas — 0.4%
City of Little Rock AR GOL, 4.00%, 02/01/30	120	122,973
California — 12.1%
Anaheim Public Financing Authority RB, 5.00%, 09/01/30 (BAM)	250	271,031
California State Public Works Board RB
3.00%, 05/01/30	15	14,839
5.00%, 02/01/30	50	55,032
5.00%, 11/01/30	25	27,840
5.00%, 03/01/31	160	176,114
City of Los Angeles Department of Airports RB, 5.00%, 05/15/30	100	111,798
City of Palo Alto CA COP, 3.00%, 11/01/32	20	19,649
Coast Community College District GO, 0.00%, 08/01/30 (AGM)(a)	110	92,586
Escondido Union High School District GO, 0.00%, 08/01/30 (AGC)(a)	25	21,042
Grossmont Union High School District GO, 0.00%, 08/01/30(a)	50	41,812
Grossmont-Cuyamaca Community College District GO, 0.00%, 08/01/30 (AGC)(a)	15	12,550
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue RB, Series A, 5.00%, 06/01/32	65	71,808
Los Angeles Department of Water & Power RB
5.00%, 07/01/30	35	37,701
5.00%, 07/01/30	85	89,796
Los Angeles Department of Water & Power System Revenue RB, Series D, 5.00%, 07/01/30	20	20,927
Los Angeles Department of Water & Power Water System Revenue RB, 5.00%, 07/01/33	55	59,083
Los Angeles Unified School District/CA GO
5.00%, 07/01/30	155	168,351
Series C, 4.00%, 07/01/33	25	26,249
Los Angeles Unified School District/California GO, Series B-1, 5.00%, 07/01/30	120	126,967
Mount San Jacinto Community College District GO, 3.00%, 08/01/30	50	49,758
Mountain View Los Altos Union High School District/CA GO, 3.00%, 08/01/31	85	85,306
Newport Mesa Unified School District GO, 0.00%, 08/01/30(a)	70	59,238
Security	Par (000)	Value
California (continued)
Palo Alto Unified School District GO
3.00%, 08/01/33	$45	$44,807
3.00%, 08/01/34	100	98,751
Poway Unified School District GO, 0.00%, 08/01/30(a)	100	83,966
Rancho Santiago Community College District GO, 0.00%, 09/01/30 (AGM)(a)	245	204,942
Riverside Unified School District Financing Authority ST, 5.00%, 09/01/30	100	112,283
San Diego Unified School District/California GO, 5.00%, 07/01/30	35	39,318
San Francisco Bay Area Rapid Transit District GO, 5.00%, 08/01/30	30	33,080
San Jose Evergreen Community College District GO, 0.00%, 09/01/30 (AGM)(a)	40	33,259
San Jose Unified School District GO, Series C, 0.00%, 08/01/30 (NPFGC)(a)	225	189,278
San Mateo County Community College District GO, Series C, 0.00%, 09/01/30 (NPFGC)(a)	55	46,159
Simi Valley Unified School District GO, 0.00%, 08/01/30 (AGM)(a)	110	92,887
State of California GO
5.00%, 03/01/30	25	27,590
5.00%, 04/01/30	40	44,203
5.00%, 08/01/30	325	361,072
5.00%, 08/01/30	100	106,867
5.00%, 09/01/30	20	22,248
5.00%, 10/01/30	15	16,708
5.00%, 10/01/30	55	59,944
5.00%, 12/01/30	15	16,751
5.00%, 11/01/31	260	289,352
5.00%, 03/01/32	55	60,515
5.00%, 03/01/33	170	186,590
5.00%, 03/01/34	60	65,678
Transbay Joint Powers Authority TA, 5.00%, 10/01/30	35	36,920
Upland Unified School District GO, 0.00%, 08/01/30 (AGM)(a)	120	100,404
		4,013,049
Colorado — 1.7%
City & County of Denver Co. Airport System Revenue RB, 5.00%, 11/15/30	25	27,753
City & County of Denver Co. GO
3.00%, 08/01/34	50	47,114
5.00%, 08/01/31	115	127,470
City of Colorado Springs Co. Utilities System Revenue RB, 5.00%, 11/15/30	60	66,924
Denver City & County School District No. 1 GO, 5.00%, 12/01/32 (SAW)	40	44,314
E-470 Public Highway Authority RB, 0.00%, 09/01/30 (NPFGC)(a)	235	194,097
University of Colorado RB, 4.00%, 06/01/30	65	68,361
		576,033
Connecticut — 2.0%
State of Connecticut GO
4.00%, 01/15/30	220	230,700
4.00%, 06/01/33	120	125,081
5.00%, 01/15/30	25	27,432
5.00%, 09/15/30	15	16,628
5.00%, 11/15/30	35	38,896

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® iBonds® Dec 2030 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Connecticut (continued)
State of Connecticut Special Tax Revenue RB
5.00%, 11/01/30	$80	$88,853
Series B, 5.00%, 10/01/30	145	155,138
		682,728
Delaware — 0.8%
Delaware Transportation Authority RB
5.00%, 07/01/30	110	120,057
5.00%, 09/01/31	15	16,522
State of Delaware GO, 4.00%, 01/01/33	120	125,185
		261,764
District of Columbia — 2.4%
District of Columbia GO
5.00%, 06/01/30	50	53,310
5.00%, 12/01/30	50	55,776
District of Columbia Income Tax Revenue RB
5.00%, 03/01/30	130	143,392
5.00%, 03/01/33	105	114,776
5.00%, 05/01/33	25	27,383
5.00%, 05/01/34	40	43,691
District of Columbia RB, 5.00%, 12/01/30	100	109,023
Washington Metropolitan Area Transit Authority Dedicated Revenue RB
5.00%, 07/15/30	75	82,899
5.00%, 07/15/33	140	152,622
		782,872
Florida — 5.4%
Central Florida Expressway Authority RB, 5.00%, 07/01/30 (AGM)	90	99,515
City of Jacksonville Florida RB, 5.00%, 10/01/30	100	110,660
County of Miami-Dade FL Water & Sewer System Revenue RB, 5.00%, 10/01/30	95	101,339
County of Miami-Dade Florida Aviation Revenue RB, 4.00%, 10/01/34	40	40,855
County of Miami-Dade Florida GO, 4.00%, 07/01/31	65	67,545
County of Orange Florida Water Utility System Revenue RB, 5.00%, 10/01/30	15	16,640
Duval County Public Schools COP, 5.00%, 07/01/30 (AGM)	200	218,835
Hillsborough County School Board COP, 5.00%, 07/01/30	85	90,380
JEA Electric System Revenue RB, 5.00%, 10/01/30 (AGC)	140	155,232
JEA Water & Sewer System Revenue RB, 5.00%, 10/01/30	50	55,468
Miami-Dade County Educational Facilities Authority RB, 5.00%, 04/01/30	50	54,566
Palm Beach County School District COP, 5.00%, 08/01/33	270	292,644
School District of Broward County/FL COP, 5.00%, 07/01/30	70	77,068
School District of Broward County/Florida COP, 5.00%, 07/01/33	55	59,876
State of Florida Department of Transportation RB, 5.00%, 07/01/30	50	54,944
State of Florida Department of Transportation Turnpike System Revenue RB
4.00%, 07/01/32	50	52,394
5.00%, 07/01/30	115	126,915
State of Florida GO
5.00%, 07/01/30	40	44,441
5.00%, 06/01/33	55	60,218
		1,779,535
Georgia — 1.6%
City of Atlanta Georgia Department of Aviation RB, 5.00%, 07/01/30	20	22,081
Security	Par (000)	Value
Georgia (continued)
Georgia State Road & Tollway Authority RB, 5.00%, 06/01/31	$85	$93,756
Municipal Electric Authority of Georgia RB
5.00%, 01/01/30	60	65,113
5.00%, 01/01/30	100	106,245
Private Colleges & Universities Authority RB, 5.00%, 09/01/30	160	177,367
State of Georgia GO, 5.00%, 08/01/33	75	82,762
		547,324
Hawaii — 1.3%
City & County of Honolulu Hawaii GO, 5.00%, 09/01/30	25	26,720
County of Hawaii HI GO, 5.00%, 09/01/31	90	99,086
County of Maui HI GO, 5.00%, 03/01/32	250	274,562
State of Hawaii Airports System Revenue RB, 5.00%, 07/01/30	40	44,098
		444,466
Illinois — 4.5%
Chicago O'Hare International Airport RB
5.00%, 01/01/30	155	168,559
Series A, 5.00%, 01/01/34	80	86,230
City of Chicago IL GO, 5.00%, 01/01/30	100	105,092
City of Chicago IL Wastewater Transmission Revenue RB, 5.00%, 01/01/30 (AGM)	115	125,235
Illinois Finance Authority RB, 5.00%, 01/01/30	45	49,199
Illinois State Toll Highway Authority RB
5.00%, 01/01/30	95	103,909
5.00%, 01/01/30	15	15,777
5.00%, 01/01/31	110	119,771
Metropolitan Water Reclamation District of Greater Chicago GOL, 5.00%, 12/01/30	20	22,208
Sales Tax Securitization Corp. RB, Series A, 5.00%, 01/01/30	175	189,066
State of Illinois GO
5.00%, 07/01/30	70	75,814
5.00%, 12/01/30	165	179,577
Series B, 5.00%, 10/01/30	100	105,757
State of Illinois Sales Tax Revenue RB, 5.00%, 06/15/30	50	54,177
University of Illinois RB, 5.00%, 04/01/31	95	103,309
		1,503,680
Indiana — 1.8%
Ball State University RB, 5.00%, 07/01/30	30	32,967
City of Indianapolis Department of Public Utilities Water System Revenue RB, 5.00%, 10/01/30	110	117,189
Indiana Finance Authority RB
5.00%, 02/01/30	35	37,774
5.00%, 10/01/30	200	221,777
Indiana Municipal Power Agency RB, 5.00%, 01/01/30 (AGC)	15	16,379
Indiana University RB
4.00%, 06/01/30	25	26,318
5.00%, 08/01/30	35	38,826
5.00%, 08/01/32	35	38,643
Purdue University RB
5.00%, 07/01/30	45	49,983
5.00%, 07/01/31	20	22,029
		601,885
Iowa — 0.4%
Iowa Finance Authority RB, 5.00%, 08/01/30	115	123,019

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® iBonds® Dec 2030 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Kansas — 0.6%
State of Kansas Department of Transportation RB, 5.00%, 09/01/30	$175	$193,717
Kentucky — 0.5%
Kentucky State Property & Building Commission RB, 5.00%, 11/01/30	100	106,975
Kentucky Turnpike Authority RB, 5.00%, 07/01/30	55	60,788
		167,763
Louisiana — 0.4%
State of Louisiana Gasoline & Fuels Tax Revenue RB, 5.00%, 05/01/30	50	54,943
State of Louisiana GO, 5.00%, 04/01/30	15	16,523
State of Louisiana RB, 5.00%, 09/01/30	50	53,286
		124,752
Maine — 0.6%
Maine Municipal Bond Bank RB
5.00%, 09/01/30	95	105,104
5.00%, 11/01/30	25	27,768
Maine Turnpike Authority RB, 5.00%, 07/01/30	15	16,578
State of Maine GO, 5.00%, 06/01/30	40	44,234
		193,684
Maryland — 3.0%
County of Anne Arundel Maryland GOL, 5.00%, 10/01/30	25	27,330
County of Baltimore Maryland GO, 5.00%, 03/01/31	50	54,968
County of Frederick Maryland GO, 5.00%, 10/01/30	45	50,223
County of Montgomery Maryland GO
4.00%, 11/01/30	45	47,768
5.00%, 08/01/30	70	77,920
Maryland State Transportation Authority RB
5.00%, 07/01/30	135	149,343
5.00%, 07/01/31	50	55,134
State of Maryland Department of Transportation RB, 5.00%, 10/01/34	95	103,957
State of Maryland GO
5.00%, 03/15/30	110	119,221
Series A, 5.00%, 08/01/31	195	215,588
Washington Suburban Sanitary Commission RB, 5.00%, 12/01/31 (GTD)	75	83,273
		984,725
Massachusetts — 0.8%
Commonwealth of Massachusetts GOL
4.00%, 11/01/34	115	118,677
5.00%, 05/01/30	15	16,643
5.00%, 07/01/30	55	61,190
Series E, 5.00%, 11/01/30	50	55,926
		252,436
Michigan — 0.9%
Karegnondi Water Authority RB, 5.00%, 11/01/30 (BAM)	25	27,629
State of Michigan GO, Series A, 5.00%, 05/15/32	90	98,454
State of Michigan Trunk Line Revenue RB, 5.00%, 11/15/33	20	22,048
State of Michigan Trunk Line Revenue RB BAB, 5.00%, 11/15/30	60	67,020
University of Michigan RB, 5.00%, 04/01/34	65	71,159
		286,310
Minnesota — 1.3%
County of Hennepin Minnesota GO, 5.00%, 12/01/30	35	39,166
Metropolitan Council GO, 5.00%, 03/01/31	145	160,556
Minneapolis-St Paul Metropolitan Airports Commission RB, 5.00%, 01/01/30	65	70,871
Security	Par (000)	Value
Minnesota (continued)
Minnesota Public Facilities Authority State Revolving Fund RB, 5.00%, 03/01/30	$80	$88,447
State of Minnesota GO, 5.00%, 08/01/32	25	27,630
University of Minnesota RB, 5.00%, 08/01/30	50	55,332
		442,002
Mississippi — 0.4%
State of Mississippi GO
5.00%, 06/01/30	30	33,069
5.00%, 06/01/32	85	93,288
		126,357
Missouri — 0.5%
Curators of the University of Missouri (The) RB, 5.00%, 11/01/30	95	105,947
Missouri Joint Municipal Electric Utility Commission RB, 5.00%, 01/01/30	50	54,189
		160,136
Nebraska — 0.2%
City of Lincoln Nebraska Electric System Revenue RB, 5.00%, 09/01/32	50	54,426
Nevada — 2.5%
Clark County School District GOL
4.00%, 06/15/32 (BAM)	65	67,576
5.00%, 06/15/30 (BAM)	25	27,508
County of Clark Department of Aviation RB, 5.00%, 07/01/30	80	86,432
County of Clark Nevada GOL
5.00%, 06/01/30	40	43,396
5.00%, 12/01/30	110	118,397
County of Clark Nevada RB, 5.00%, 07/01/30	40	44,148
County of Clark NV GOL, 4.00%, 11/01/32	70	72,983
County of Washoe NV Gas Tax Revenue RB, 5.00%, 02/01/30	15	16,088
Las Vegas Valley Water District GOL, 5.00%, 06/01/30	155	171,097
State of Nevada GOL, 5.00%, 05/01/30	30	33,104
State of Nevada Highway Improvement Revenue RB, 4.00%, 12/01/32	55	57,325
Washoe County School District/NV GOL, 5.00%, 06/01/30 (BAM)	80	86,724
		824,778
New Hampshire — 0.3%
New Hampshire Municipal Bond Bank RB, 5.00%, 08/15/30	80	88,840
State of New Hampshire GO, 5.00%, 12/01/30	20	22,367
		111,207
New Jersey — 2.5%
New Jersey Economic Development Authority RB
5.00%, 06/15/30	35	38,022
5.00%, 11/01/30	85	93,689
New Jersey Educational Facilities Authority RB
5.00%, 06/01/30	145	158,774
5.00%, 06/15/30	115	126,159
New Jersey Transportation Trust Fund Authority RB
5.00%, 06/15/30	70	76,905
5.00%, 06/15/30	190	203,227
State of New Jersey GO, Series A, 4.00%, 06/01/30	135	141,985
		838,761
New Mexico — 1.4%
New Mexico Finance Authority RB, 5.00%, 06/01/30	40	44,195
New Mexico State University RB, 5.00%, 04/01/30 (BAM)	150	158,435

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® iBonds® Dec 2030 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New Mexico (continued)
State of New Mexico Severance Tax Permanent Fund RB, 5.00%, 07/01/30	$225	$248,331
		450,961
New York — 10.2%
City of New York GO
5.00%, 04/01/30	115	123,784
5.00%, 08/01/30	15	16,099
5.00%, 10/01/30	120	133,133
5.00%, 08/01/31	100	110,437
5.00%, 08/01/32	70	77,093
Series A-1, 4.00%, 08/01/34	110	113,566
Series C, 5.00%, 08/01/33	35	38,357
Series C-1, 5.00%, 08/01/34	145	158,367
Empire State Development Corp. RB
5.00%, 03/15/30	50	55,238
5.00%, 03/15/33	90	98,809
Metropolitan Transportation Authority RB
5.00%, 11/15/30	75	82,792
5.00%, 11/15/30	70	73,878
Series A, 0.00%, 11/15/30(a)	195	159,161
New York City Municipal Water Finance Authority RB, 5.00%, 06/15/30	215	229,649
New York City Transitional Finance Authority Building Aid Revenue RB
5.00%, 07/15/30 (SAW)	180	191,217
Series S, 5.00%, 07/15/30 (SAW)	10	10,623
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 05/01/30	35	38,620
5.00%, 11/01/30	110	122,309
5.00%, 11/01/32	100	110,322
5.00%, 05/01/34	105	115,164
New York State Dormitory Authority RB
5.00%, 03/15/30	15	15,877
5.00%, 07/01/30	15	16,123
5.00%, 10/01/30 (AGM)	140	152,425
5.00%, 03/15/31	55	60,930
5.00%, 10/01/32 (BAM)	135	148,931
Series A, 5.00%, 03/15/32	275	303,467
Series D, 5.00%, 02/15/33	205	223,482
New York State Thruway Authority RB, 5.00%, 03/15/30	40	44,271
New York State Urban Development Corp. RB
5.00%, 03/15/32	65	71,623
Series E, 4.00%, 03/15/34	65	67,209
Port Authority of New York & New Jersey RB
5.00%, 07/15/33	30	33,131
Series 209TH, 5.00%, 07/15/30	45	47,774
Triborough Bridge & Tunnel Authority RB, Series A, 0.00%, 11/15/30(a)	190	154,816
		3,398,677
North Carolina — 2.7%
City of Charlotte NC Water & Sewer System Revenue RB, 3.00%, 07/01/30	25	24,734
City of Charlotte North Carolina COP, 5.00%, 06/01/30	85	92,193
City of Charlotte North Carolina GO, 5.00%, 07/01/30	75	83,406
City of Charlotte North Carolina Water & Sewer System Revenue RB
5.00%, 07/01/30	60	66,725
5.00%, 07/01/30	15	16,343
County of Johnston North Carolina RB, 5.00%, 04/01/32	45	49,278
Security	Par (000)	Value
North Carolina (continued)
County of Wake NC RB, 5.00%, 09/01/30	$60	$65,446
North Carolina Municipal Power Agency No. 1 RB, 5.00%, 01/01/30	100	108,948
State of North Carolina RB
5.00%, 03/01/30	70	75,394
Series B, 3.00%, 05/01/33	110	105,599
Series B, 5.00%, 05/01/33	100	109,303
University of North Carolina at Greensboro RB, 5.00%, 04/01/30	100	105,592
		902,961
North Dakota — 0.3%
North Dakota Building Authority RB, 5.00%, 12/01/31	105	115,587
Ohio — 1.9%
American Municipal Power Inc. RB, 5.00%, 02/15/30	175	187,494
Ohio State University (The) RB, 5.00%, 12/01/30	100	111,099
Ohio Water Development Authority RB, 5.00%, 12/01/30	25	27,918
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 06/01/33	25	27,641
5.00%, 12/01/33	125	137,020
5.25%, 12/01/33	60	67,067
State of Ohio RB
5.00%, 02/01/30	50	54,833
5.00%, 12/01/30	20	22,208
		635,280
Oklahoma — 1.1%
City of Oklahoma City OK GO, 3.00%, 03/01/30	65	63,986
Oklahoma Department of Transportation RB, 5.00%, 09/01/30	25	26,783
Oklahoma Municipal Power Authority RB, 5.00%, 01/01/30 (AGM)	30	32,629
Oklahoma Turnpike Authority RB, 5.00%, 01/01/30	95	103,732
Oklahoma Water Resources Board RB
5.00%, 04/01/30	100	110,282
5.00%, 10/01/30	30	33,348
		370,760
Oregon — 1.3%
City of Portland OR Sewer System Revenue RB, 4.00%, 03/01/33	40	41,811
Multnomah County School District No. 1 Portland/OR GO, 3.00%, 06/15/34 (GTD)	250	240,697
Salem-Keizer School District No. 24J GOL, 0.00%, 06/15/30(a)	170	139,760
		422,268
Pennsylvania — 2.5%
City of Philadelphia PA GO, 5.00%, 02/01/30	50	54,029
City of Philadelphia PA Water & Wastewater Revenue RB, 5.00%, 10/01/32	30	32,996
Commonwealth of Pennsylvania GO
4.00%, 05/01/32	80	83,815
5.00%, 05/01/31	135	148,514
Pennsylvania Turnpike Commission RB, 5.00%, 12/01/30	330	364,756
Pittsburgh Water & Sewer Authority RB
5.00%, 09/01/30	110	120,395
5.00%, 09/01/30 (AGM)	20	22,127
		826,632
Rhode Island — 0.6%
Rhode Island Commerce Corp. RB, 5.00%, 05/15/33	85	92,065

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® iBonds® Dec 2030 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Rhode Island (continued)
State of Rhode Island GO
5.00%, 05/01/30	$45	$48,770
5.00%, 12/01/30	50	55,662
		196,497
South Carolina — 0.2%
South Carolina Public Service Authority RB, 5.00%, 12/01/30	65	71,156
Tennessee — 2.0%
City of Memphis Tennessee Electric System Revenue RB, 5.00%, 12/01/30	50	55,605
City of Memphis Tennessee GO
5.00%, 05/01/30	30	33,086
5.00%, 12/01/30	50	55,633
City of Memphis Tennessee Sanitary Sewerage System Revenue RB, 5.00%, 10/01/32	40	44,191
City of Oak Ridge TN GO, 2.00%, 06/01/32	50	43,465
County of Hamilton TN GO, 5.00%, 08/01/30	150	166,878
County of Montgomery Tennessee GO, 5.00%, 06/01/32	30	32,769
County of Sumner TN GO
4.00%, 12/01/30	60	62,334
5.00%, 06/01/30	100	110,481
Metropolitan Government of Nashville & Davidson County Tennessee Water & Sewer Revenue RB, 5.00%, 07/01/30	35	38,682
State of Tennessee GO, 5.00%, 11/01/30	30	33,543
		676,667
Texas — 13.9%
Austin Independent School District GO
5.00%, 08/01/30	20	22,131
5.00%, 08/01/30 (PSF)	45	49,800
Central Texas Regional Mobility Authority RB, 5.00%, 01/01/30	100	108,564
Central Texas Turnpike System RB, 0.00%, 08/15/30 (AMBAC)(a)	25	20,413
City of Austin Texas Electric Utility Revenue RB, 5.00%, 11/15/30	70	77,795
City of Austin Texas GOL, 5.00%, 09/01/33	55	60,448
City of Austin Texas Water & Wastewater System Revenue RB, 5.00%, 11/15/30	25	27,784
City of Dallas Texas GOL, 5.00%, 02/15/30	25	27,395
City of Denton Texas GOL, 3.00%, 02/15/33	155	147,328
City of Fort Worth Texas Water & Sewer System Revenue RB, 3.00%, 02/15/34	100	94,413
City of Frisco Texas GOL, 5.00%, 02/15/30	80	87,898
City of Irving Texas GOL, 5.00%, 09/15/30	15	16,628
City of League City Texas GOL, 3.00%, 02/15/30	60	58,866
City of Lubbock Texas GOL, 5.00%, 02/15/30	50	54,618
City of Plano Texas GOL
3.00%, 09/01/30	125	124,104
5.00%, 09/01/30	125	132,318
City of San Antonio Texas Electric & Gas Systems Revenue RB, 5.00%, 02/01/34	50	53,855
Clear Creek Independent School District GO, 5.00%, 02/15/30 (PSF)	110	120,926
Conroe Independent School District GO, 3.00%, 02/15/32 (PSF)	100	97,082
County of Bexar Texas RB, 4.00%, 08/15/30	35	35,930
County of Harris Texas GOL, 5.00%, 08/15/30	40	44,288
County of Harris Texas Toll Road Revenue RB
4.00%, 08/15/33	90	92,858
Security	Par (000)	Value
Texas (continued)
4.00%, 08/15/34	$145	$148,971
5.00%, 08/15/30	15	16,576
Dallas Area Rapid Transit RB, 5.00%, 12/01/30	150	164,675
Dallas Fort Worth International Airport RB
4.00%, 11/01/34	65	66,393
5.00%, 11/01/30	190	210,485
5.00%, 11/01/31	30	33,001
Dallas Independent School District GO, 5.00%, 02/15/30 (PSF)	160	175,499
Fort Worth Independent School District GO, 5.00%, 02/15/30 (PSF)	50	54,917
Garland Independent School District GO, 5.00%, 02/15/30 (PSF)	240	263,720
Grand Parkway Transportation Corp. RB, Series A, 5.00%, 10/01/30	85	89,802
Harris County Flood Control District GOL, 5.00%, 10/01/30	100	109,094
Houston Independent School District GOL, 5.00%, 02/15/30 (PSF)	70	74,535
Lewisville Independent School District GO, 5.00%, 08/15/30 (PSF)	35	38,794
Lower Colorado River Authority RB, 5.00%, 05/15/34	120	129,576
North Texas Municipal Water District Upper East Fork Wastewater Interceptor Sys RB, 3.00%, 06/01/33	125	121,426
North Texas Municipal Water District Water System Revenue RB
4.00%, 09/01/30	60	62,810
4.00%, 09/01/31	150	156,699
North Texas Tollway Authority RB
0.00%, 01/01/30 (AGC)(a)	200	168,474
5.00%, 01/01/30	20	21,042
Northwest Independent School District GO, 4.00%, 02/15/34 (PSF)	55	56,938
Pasadena Independent School District GO, 5.00%, 02/15/30 (PSF)	35	38,476
Permanent University Fund - University of Texas System RB, 5.25%, 07/01/30	80	89,497
Pflugerville Independent School District GO, 5.00%, 02/15/33 (PSF)	40	43,682
Plano Independent School District GO, 5.00%, 02/15/30	30	32,962
Round Rock Independent School District GO, 5.00%, 08/01/30 (PSF)	25	26,830
San Antonio Independent School District/Texas GO, 5.00%, 08/15/30 (PSF)	185	204,952
Spring Branch Independent School District GO, 5.00%, 02/01/30 (PSF)	30	33,019
Tarrant County College District GOL, 4.00%, 08/15/33	75	77,570
Tarrant Regional Water District RB, 4.00%, 09/01/30	80	83,838
Texas Department of Transportation State Highway Fund RB, 5.00%, 10/01/30	20	22,187
Texas Water Development Board RB, 5.00%, 08/01/33	155	169,874
Trinity River Authority Central Regional Wastewater System Revenue RB, 5.00%, 08/01/30	25	27,156
Wylie Independent School District GO, 4.00%, 08/15/32 (PSF)	25	26,197
		4,595,109
Utah — 0.6%
Nebo School District Local Building Authority RB, 5.00%, 07/01/30	115	126,622

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® iBonds® Dec 2030 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Utah (continued)
University of Utah (The) RB
5.00%, 08/01/32	$25	$27,523
5.00%, 08/01/34	45	49,223
		203,368
Vermont — 0.1%
Vermont Municipal Bond Bank RB, 5.00%, 12/01/30	20	22,287
Virginia — 1.9%
City of Virginia Beach VA Storm Water Utility Revenue RB, 3.00%, 11/15/33	60	57,832
County of Arlington VA GO, 5.00%, 08/15/30	15	16,092
County of Loudoun VA GO, 5.00%, 12/01/30 (SAW)	90	100,550
Fairfax County Water Authority RB, 5.00%, 04/01/30	15	16,295
Hampton Roads Transportation Accountability Commission RB, 5.00%, 07/01/33	15	16,416
Virginia Beach Development Authority RB, 4.00%, 04/15/32	50	52,448
Virginia College Building Authority RB
5.00%, 02/01/30	55	60,452
5.00%, 02/01/31	75	82,098
Virginia Commonwealth Transportation Board RB, 4.00%, 09/15/34	50	52,093
Virginia Public Building Authority RB, 5.00%, 08/01/33	70	76,829
Virginia Public School Authority RB, 4.00%, 10/01/30 (SAW)	50	53,035
Virginia Resources Authority RB, 5.00%, 11/01/30	45	50,159
		634,299
Washington — 4.4%
City of Seattle WA Municipal Light & Power Revenue RB, 4.00%, 07/01/31	80	84,064
City of Seattle Washington Drainage & Wastewater Revenue RB, 4.00%, 09/01/30	130	137,190
City of Tacoma WA Sewer Revenue RB, 5.00%, 12/01/30	100	111,332
City of Tacoma Washington GOL, 5.00%, 12/01/30	30	33,434
Clark County School District No. 114 Evergreen GO, 4.00%, 12/01/33 (GTD)	45	46,795
County of King Washington GOL, 5.00%, 12/01/30	25	27,876
County of King Washington Sewer Revenue RB, 4.00%, 01/01/32	75	78,083
County of Snohomish Washington GOL, 5.00%, 12/01/30	15	16,700
Energy Northwest RB, 4.00%, 07/01/30	140	147,556
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project RB, 5.00%, 01/01/30	45	49,288
King County School District No. 210 Federal Way GO, 4.00%, 12/01/30 (GTD)	55	57,516
Pierce County School District No. 10 Tacoma GO, 5.00%, 12/01/30 (GTD)	145	161,267
Security	Par (000)	Value
Washington (continued)
Port of Seattle Washington RB, 5.00%, 03/01/30	$100	$109,311
State of Washington GO
0.00%, 06/01/30 (NPFGC)(a)	140	117,829
5.00%, 06/01/30	20	22,119
5.00%, 02/01/31	90	98,603
5.00%, 06/01/33	40	43,795
5.00%, 08/01/33	15	16,455
5.00%, 06/01/34	75	81,922
University of Washington RB, 5.00%, 04/01/32	15	16,454
		1,457,589
West Virginia — 0.4%
State of West Virginia GO
5.00%, 06/01/30	35	38,668
5.00%, 06/01/30	85	91,893
		130,561
Wisconsin — 1.1%
Milwaukee Metropolitan Sewerage District GO, 5.00%, 10/01/32	40	44,250
State of Wisconsin GO, 5.00%, 05/01/30	205	227,036
Wisconsin Department of Transportation RB, 5.00%, 07/01/30	75	83,087
		354,373
Total Long-Term Investments — 98.5% (Cost: $32,683,504)		32,672,121
	Shares
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Liquidity Funds: MuniCash, 1.99%(b)(c)	58,593	58,598
Total Short-Term Securities — 0.2% (Cost: $58,599)		58,598
Total Investments — 98.7% (Cost: $32,742,103)		32,730,719
Other Assets Less Liabilities — 1.3%		423,077
Net Assets — 100.0%		$33,153,796

(a)	Zero-coupon bond.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$112,750	$—	$(54,152)(a)	$—	$—	$58,598	58,593	$1,039	$—

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® iBonds® Dec 2030 Term Muni Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Debt Obligations	$—	$32,672,121	$—	$32,672,121
Short-Term Securities
Money Market Funds	58,598	—	—	58,598
	$58,598	$32,672,121	$—	$32,730,719

Portfolio Abbreviation
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	Ambac Assurance Corp.
BAB	Build America Bond
BAM	Build America Mutual Assurance Co.
COP	Certificates of Participation
GO	General Obligation
GOL	General Obligation Limited

GTD	Guaranteed
NPFGC	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RB	Revenue Bond
SAW	State Aid Withholding
ST	Special Tax
TA	Tax Allocation